Background and Summary of Significant Accounting Policies (Details Textual) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Background and Summary of Significant Accounting Policies (Textual)
Other income	$ 3,363,433
Operating loss	(13,456,800)	$ (12,337,830)	$ (8,265,737)
Operating cash outflow	$ 9,431,122	$ 13,954,818
Refundable tax offset rate	43.50%	43.50%	43.50%
Annual aggregate turnover	$ 20,000,000
Refundable tax offset rate, description	Under the proposed amendments, the refundable tax offset rate for companies with an aggregated turnover of less than $20 million would become 41% and the maximum refund would be capped at $4m (exclusive of expenditure incurred relating to clinical trial activities).
Right of use of asset increased by	$ 31,866
Current lease liability	32,879
Non-current lease liability	$ 868
Lease liabilities percentage	5.20%
Lease liabilities	$ 33,747
Measurement of Lease Liabilities [Member]
Background and Summary of Significant Accounting Policies (Textual)
Right of use of asset increased by	88,477
Current lease liability	77,665
Non-current lease liability	17,073
Lease liabilities	$ 94,738